Business Segment Data (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Reportable Segment Information
Reportable segment information for the years ended December 31, 2023 and 2022, respectively, are as follows.

	Years ended December 31,
	2023	2022
Revenues:
Corporate	$1,198	$942
Elimination of management services provided to Technology	$(81)	$—
Consolidated Revenues	$1,117	$942

Interest Expense:
Corporate	$329	$675
Technology	$1,039	$223
Consolidated Interest Expense	$1,368	$898

Net Loss:
Corporate	$(20,367)	$(14,831)
Technology	$(10,617)	$(17,954)
Consolidated Net Loss	$(30,984)	$(32,785)

Capital Expenditures:
Technology	$645	$—
Consolidated Capital Expenditures	$645	$—

	December 31,
	2023	2022
Total Assets:
Corporate	$22,953	$26,633
Technology	$16,246	$2,642
Eliminations	$(17,635)	$(1,296)
Consolidated Total Assets	$21,564	$27,979
Reportable segment information for the six months ended June 30, 2024 and 2023, respectively, are as follows.

	Six months ended June 30,
	2024	2023
Revenues:
Corporate	$501	$646
Elimination of management services provided to Technology	$(54)	$(27)
Consolidated Revenues	$447	$619

Interest Expense:
Corporate	$99	$164
Technology	$491	$359
Consolidated Interest Expense	$590	$523

Net Loss:
Corporate	$(8,403)	$5,349
Technology	$(10,437)	$(4,385)
Consolidated Net Loss	$(18,840)	$964

Capital Expenditures:
Technology	$706	$124
Consolidated Capital Expenditures	$706	$124

	June 30, 2024	December 31, 2023
Total Assets:
Corporate	$21,364	$22,953
Technology	$34,828	$16,246
Eliminations	$(23,800)	$(17,635)
Consolidated Total Assets	$32,392	$21,564